Merger - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Business Acquisition [Line Items]
Assets	$ 9,902,169	$ 11,011,709	$ 9,902,169	$ 11,011,709	$ 11,103,403
Total revenues:	309,878	378,989	692,918	750,274
Operating income	197,873	$ 152,030	424,591	$ 351,699
TCF VIII Distribution
Business Acquisition [Line Items]
Assets	$ 1,300,000		$ 1,300,000